Pensions and Other Post-Employment Benefits	12 Months Ended
Dec. 31, 2018
Pension Plans [Abstract]
Pensions and Other Post-Employment Benefits

27. PENSIONS AND OTHER POST-EMPLOYMENT BENEFITS

The Company provides employees with a pension that includes either a defined contribution or defined benefit component and other post-employment benefit plan. Most of the employees participate in the defined contribution pension. Employees who meet certain criteria may elect to move from the current defined contribution component to a defined benefit component for their future service.

The defined benefit pension provides pension benefits at retirement based on years of service and final average earnings. Future enrollment is limited to eligible employees who meet certain criteria. The Company’s OPEB provides certain retired employees with health care and dental benefits until age 65 and life insurance benefits.

The Company is required to file an actuarial valuation of its registered defined benefit pension with the provincial regulator at least every three years. The most recently filed valuation was dated December 31, 2017 and the next required actuarial valuation will be as at December 31, 2020.

A) Defined Benefit and OPEB Plan Obligation and Funded Status

Information related to defined benefit pension and OPEB plans, based on actuarial estimations, is:

	Pension Benefits		OPEB
As at December 31,	2018	2017	2018	2017
Defined Benefit Obligation
Defined Benefit Obligation, Beginning of Year	181	173	22	23
Current Service Costs	13	14	1	2
Interest Costs (1)	6	7	1	1
Benefits Paid	(33)	(8)	(2)	(1)
Plan Participant Contributions	2	2	-	-
Past Service Costs – Curtailments	(2)	(6)	-	(1)
Re-measurements:
(Gains) Losses from Experience Adjustments	-	1	-	-
(Gains) Losses from Changes in Demographic Assumptions	-	-	-	(1)
(Gains) Losses from Changes in Financial Assumptions	-	(2)	(1)	(1)
Defined Benefit Obligation, End of Year	167	181	21	22

Plan Assets
Fair Value of Plan Assets, Beginning of Year	141	125	-	-
Employer Contributions	6	9	-	-
Plan Participant Contributions	2	2	-	-
Benefits Paid	(33)	(8)	-	-
Interest Income (1)	4	4	-	-
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	(7)	9	-	-
Fair Value of Plan Assets, End of Year	113	141	-	-

Pension and OPEB (Liability) (2)	(54)	(40)	(21)	(22)
(1)	Based on the discount rate of the defined benefit obligation at the beginning of the year.
(2)	Pension and OPEB liabilities are included in other liabilities on the Consolidated Balance Sheets.

The weighted average duration of the defined benefit pension and OPEB obligations are 15 years and 10 years, respectively.

B) Pension and OPEB Costs

	Pension Benefits			OPEB
For the years ended December 31,	2018	2017	2016	2018	2017	2016
Defined Benefit Plan Cost
Current Service Costs	13	14	14	1	2	(3)
Past Service Costs – Curtailments	(2)	(6)	-	-	(1)	-
Net Settlement Costs	-	-	-	-	-	-
Net Interest Costs	3	3	4	1	1	1
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	7	(9)	(3)	-	-	-
(Gains) Losses from Experience Adjustments	-	1	-	-	-	-
(Gains) Losses from Changes in Demographic Assumptions	-	-	-	-	(1)	-
(Gains) Losses from Changes in Financial Assumptions	-	(2)	7	(1)	(1)	-
Defined Benefit Plan Cost (Recovery)	21	1	22	1	-	(2)
Defined Contribution Plan Cost	22	27	25	-	-	-
Total Plan Cost	43	28	47	1	-	(2)

C) Investment Objectives and Fair Value of Plan Assets

The objective of the asset allocation is to manage the funded status of the plan at an appropriate level of risk, giving consideration to the security of the assets and the potential volatility of market returns and the resulting effect on both contribution requirements and pension expense. The long-term return is expected to achieve or exceed the return from a composite benchmark comprised of passive investments in appropriate market indices. The asset allocation structure is subject to diversification requirements and constraints which reduce risk by limiting exposure to individual equity investment and credit rating categories.

The allocation of assets between the various types of investment funds is monitored quarterly and is re-balanced as necessary. The asset allocation structure targets an investment of 50 to 75 percent in equity securities, 25 to 35 percent in fixed income assets, zero to 15 percent in real estate assets and zero to 10 percent in cash and cash equivalents.

The Company does not use derivative instruments to manage the risks of its plan assets. There has been no change in the process used by the Company to manage these risks from prior periods.

The fair value of the plan assets is:

As at December 31,	2018	2017
Equity Funds	70	89
Bond Funds	29	29
Non-Invested Assets	12	11
Real Estate Funds	-	9
Cash and Cash Equivalents	2	3
	113	141

Fair value of equities and bonds are based on the trading price of the underlying funds. The fair value of the non-invested assets is the discounted value of the expected future payments. The fair value of the real estate funds reflects the market value and the fund manager’s appraisal value of the assets.

Equity funds do not include any direct investments in Cenovus shares.

D) Funding

The defined benefit pension is funded in accordance with federal and provincial government pension legislation, where applicable. Contributions are made to trust funds administered by an independent trustee. The Company’s contributions to the defined benefit pension plan are based on the most recent actuarial valuation as at December 31, 2017, and direction of the Management Pension Committee and Human Resources and Compensation Committee of the Board of Directors.

Employees participating in the defined benefit pension are required to contribute four percent of their pensionable earnings, up to an annual maximum, and the Company provides the balance of the funding necessary to ensure benefits will be fully provided for at retirement. The expected employer contributions for the year ended December 31, 2019 are $6 million for the defined benefit pension plan. The OPEB is funded on an as required basis.

E) Actuarial Assumptions and Sensitivities

Actuarial Assumptions

The principal weighted average actuarial assumptions used to determine benefit obligations and expenses are as follows:

	Pension Benefits			OPEB
For the years ended December 31,	2018	2017	2016	2018	2017	2016
Discount Rate	3.50%	3.50%	3.75%	3.50%	3.25%	3.75%
Future Salary Growth Rate	3.88%	3.81%	3.80%	5.08%	5.08%	5.15%
Average Longevity (years)	88.2	88.0	87.9	88.1	88.0	87.9
Health Care Cost Trend Rate	N/A	N/A	N/A	6.00%	6.00%	7.00%

The discount rates are determined with reference to market yields on high quality corporate debt instruments of similar duration to the benefit obligations at the end of the reporting period.

Sensitivities

The sensitivity of the defined benefit and OPEB obligation to changes in relevant actuarial assumptions is:

	2018		2017
As at December 31,	Increase	Decrease	Increase	Decrease
One Percent Change:
Discount Rate	(25)	31	(28)	36
Future Salary Growth Rate	3	(2)	3	(3)
Health Care Cost Trend Rate	1	(1)	1	(1)
One Year Change in Assumed Life Expectancy	3	(3)	4	(4)

The above sensitivity analysis is based on a change in an assumption while holding all other assumptions constant; however, the changes in some assumptions may be correlated. The same methodologies have been used to calculate the sensitivity of the defined benefit obligation to significant actuarial assumptions as have been applied when calculating the defined benefit pension liability recorded on the Consolidated Balance Sheets.

F) Risks

Through its defined benefit pension and OPEB plans, the Company is exposed to actuarial risks, such as longevity risk, interest rate risk, investment risk and salary risk.

Longevity Risk

The present value of the defined benefit plan obligation is calculated by reference to the best estimate of the mortality of plan participants both during and after their employment. An increase in the life expectancy of participants will increase the defined benefit plan obligation.

Interest Rate Risk

A decrease in corporate bond yields will increase the defined benefit plan obligation, although this will be partially offset by an increase in the return on debt holdings.

Investment Risk

The present value of the defined benefit plan obligation is calculated using a discount rate determined by reference to high quality corporate bond yields. If the return on plan assets is below this rate, a plan deficit will result. Due to the long-term nature of the plan liabilities, a higher portion of the plan assets are invested in equity securities than in debt instruments and real estate.

Salary Risk

The present value of the defined benefit plan obligation is calculated by reference to the future salaries of plan participants. As such, an increase in the salary of the plan participants will increase the defined benefit obligation.